PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	$ 1,685,181	$ 1,585,635
Disposals during the year			$ (1,082,318)
Property, plant and equipment at end of the year	813,628	1,685,181	1,585,635
COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	3,979,910	3,205,281	5,597,987
Additions during the year	190,382	505,667	656,170
Cumulative translation adjustment		268,962	239,297
Disposals during the year	(998,317)		(3,288,173)
Property, plant and equipment at end of the year	3,171,975	3,979,910	3,205,281
ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	2,294,729	1,619,646	1,877,431
Depreciation for the year	384,126	534,545	755,734
Cumulative translation adjustment		140,538	68,799
Disposals during the year	(320,508)
Property, plant and equipment at end of the year	2,358,347	2,294,729	1,619,646
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	249,493	231,901
Property, plant and equipment at end of the year		249,493	231,901
Land | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	249,493	231,901	374,766
Cumulative translation adjustment		17,592	14,926
Disposals during the year	(249,493)		(157,791)
Property, plant and equipment at end of the year		249,493	231,901
Building
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	384,907	372,655
Disposals during the year			(395,674)
Property, plant and equipment at end of the year		384,907	372,655
Building | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	438,471	407,555	2,200,804
Additions during the year			89,263
Cumulative translation adjustment		30,916	111,679
Disposals during the year	(438,471)		(1,994,191)
Property, plant and equipment at end of the year		438,471	407,555
Building | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	53,563	34,900	335,239
Depreciation for the year	7,698	15,484	77,205
Cumulative translation adjustment		3,179	18,130
Disposals during the year	(61,261)
Property, plant and equipment at end of the year		53,563	34,900
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	103,522	11,898
Disposals during the year			(57,933)
Property, plant and equipment at end of the year	80,083	103,522	11,898
Leasehold improvements | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	169,938	38,648	118,009
Additions during the year		127,181
Cumulative translation adjustment		4,109	5,447
Disposals during the year			(84,808)
Property, plant and equipment at end of the year	169,938	169,938	38,648
Leasehold improvements | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	66,416	26,750	33,015
Depreciation for the year	23,439	35,702	50,101
Cumulative translation adjustment		3,964	1,567
Property, plant and equipment at end of the year	89,855	66,416	26,750
Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	650,784	704,314
Disposals during the year			(584,186)
Property, plant and equipment at end of the year	537,353	650,784	704,314
Production & development equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	1,649,728	1,388,117	1,870,715
Additions during the year	149,583	146,388	409,899
Cumulative translation adjustment		115,223	71,521
Disposals during the year	(310,353)		(964,018)
Property, plant and equipment at end of the year	1,488,958	1,649,728	1,388,117
Production & development equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	998,944	683,803	834,027
Depreciation for the year	211,908	254,794	402,426
Cumulative translation adjustment		60,347	31,536
Disposals during the year	(259,247)
Property, plant and equipment at end of the year	951,605	998,944	683,803
Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	157,827	131,948
Disposals during the year			(29,746)
Property, plant and equipment at end of the year	110,479	157,827	131,948
Computer hardware | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	543,922	429,147	431,090
Additions during the year		77,518	28,765
Cumulative translation adjustment		37,257	14,933
Disposals during the year			(45,641)
Property, plant and equipment at end of the year	543,922	543,922	429,147
Computer hardware | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	386,095	297,199	257,606
Depreciation for the year	47,348	64,166	61,645
Cumulative translation adjustment		24,730	7,694
Property, plant and equipment at end of the year	433,443	386,095	297,199
Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	40,256	27,666
Disposals during the year			(14,779)
Property, plant and equipment at end of the year	7,000	40,256	27,666
Computer software | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	612,273	425,142	326,358
Additions during the year	40,799	145,424	128,243
Cumulative translation adjustment		41,707	12,265
Disposals during the year			(41,724)
Property, plant and equipment at end of the year	653,072	612,273	425,142
Computer software | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	572,017	397,476	268,926
Depreciation for the year	74,055	140,652	137,682
Cumulative translation adjustment		33,889	5,647
Property, plant and equipment at end of the year	646,072	572,017	397,476
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	98,391	105,253
Property, plant and equipment at end of the year	78,713	98,391	105,253
Office equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	316,085	284,771	276,245
Additions during the year		9,156
Cumulative translation adjustment		22,158	8,526
Property, plant and equipment at end of the year	316,085	316,085	284,771
Office equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	217,694	179,518	148,618
Depreciation for the year	19,678	23,747	26,675
Cumulative translation adjustment		14,429	4,225
Property, plant and equipment at end of the year	$ 237,372	$ 217,694	$ 179,518